Dividends paid and proposed (Details) - 9 months ended Sep. 30, 2019 $ / shares in Units, ₽ in Millions	USD ($) $ / shares	RUB (₽)
Dividends paid and proposed
Dividends proposed, declared and approved during the period | ₽		₽ 2,255
Interim dividend proposed, declared and approved | $	$ 34,593,126
Interim dividend proposed, declared and approved (per share)	$ 0.28
Dividends paid during the period | ₽		2,278
Interim dividend paid | $	$ 34,593,126
Interim dividend paid (per share)	$ 0.28
Dividends proposed for approval (not recognized as a liability as of September 30)	$ 17,356,313	₽ 1,109
Dividends proposed for approval, per share (not recognized as a liability as of September 30)	$ 0.28